UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C. 20549
                                         FORM 13F
                                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                       			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lydian Asset Management L.P.
Address: 	495 Post Road East
       		Westport, CT 06880

13F File Number: 028-06083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Bruce Gille
Title:  CFO / COO
Phone:  203-571-1310

Signature, Place, and Date of Signing:

  Bruce Gille    Westport, Connecticut    November 13, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		 0

Form 13F Information Table Entry Total:   	26

Form 13F Information Table Value Total:   	754340



List of Other Included Managers:

 No.  13F File Number     Name

FORM 13F INFORMATION TABLE

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                                                             VALUE SHARES /                  INVST    OTHER VOTING AUTHORITY
NAME OF THE ISSUER             TITLE OF CLASS    CUSIP      X(1000)PRN AMT SH/PRN PUT/CALL DSCRETN MANAGERS SOLE SHARED NONE
AETHER SYS INC                 NOTE 6.000% 3/2   00808VAA3       4355     6500 PRN             SOLE             0     0   0
AMERICA ONLINE INC DEL         NOTE 12/0         02364JAC8      63038   123000 PRN             SOLE             0     0   0
AMERICAN INTL GROUP INC        DBCV 11/0         026874AP2       7859    12500 PRN             SOLE             0     0   0
ARROW ELECTRS INC              DBCV 2/2          042735AY6      22269    53500 PRN             SOLE             0     0   0
AVAYA INC                      NOTE 10/3         053499AA7      12038    53500 PRN             SOLE             0     0   0
AVON PRODS INC                 NOTE 7/1          054303AP7       2694     5000 PRN             SOLE             0     0   0
CELESTICA INC                  NOTE 8/0          15101QAA6      52417   123500 PRN             SOLE             0     0   0
CENDANT CORP                   DBCV 5/0          151313AH6      63172    65000 PRN             SOLE             0     0   0
COOPER CAMERON CORP            DBCV 1.750% 5/1   216640AB8      19225    20000 PRN             SOLE             0     0   0
CORNING INC                    DBCV 11/0         219350AJ4      57344   125000 PRN             SOLE             0     0   0
COX COMMUNICATIONS INC NEW     NOTE 3.000% 3/1   224044AW7       9703    27000 PRN             SOLE             0     0   0
COX COMMUNICATIONS INC NEW     SDEB 0.426% 4/1   224044AX5      54810   130500 PRN             SOLE             0     0   0
FOUR SEASONS HOTEL INC         NOTE 9/2          35100EAD6      18163    61440 PRN             SOLE             0     0   0
JUNIPER NETWORKS INC           NOTE 4.75% 3/1    48203RAA2       6775    10000 PRN             SOLE             0     0   0
KERR-MCGEE CORP                SDCV 5.250%2/1    492386AP2      27211    25283 PRN             SOLE             0     0   0
LENNAR CORP                    DBCV 7/2          526057AA2      15063    20000 PRN             SOLE             0     0   0
LENNAR CORP                    NOTE 4/0          526057AF1      25346    53500 PRN             SOLE             0     0   0
LEVEL 3 COMMUNICATIONS INC     NOTE 6.000% 3/1   52729NAS9       2640     8000 PRN             SOLE             0     0   0
MERRILL LYNCH & CO INC         NOTE 5/2          590188A65      35966    69500 PRN             SOLE             0     0   0
SOLECTRON CORP                 NOTE 5/0          834182AK3      23066    39262 PRN             SOLE             0     0   0
SOLECTRON CORP                 NOTE 11/2         834182AL1      45664   110700 PRN             SOLE             0     0   0
STMICROELECTRONICS N V         NOTE 9/2          861012AB8      26524    33000 PRN             SOLE             0     0   0
TRANSOCEAN SEDCO FOREX INC     DBCV 5/2          893830AA7      24047    39100 PRN             SOLE             0     0   0
TRANSOCEAN SEDCO FOREX INC     DBCV 1.500% 5/1   893830AD1      36550    40000 PRN             SOLE             0     0   0
TYCO INTL GROUP S A            DBCV 2/1          902118AW8      88266   120500 PRN             SOLE             0     0   0
YOUNG & RUBICAM INC            NOTE 3.000%1/1    987425AC9      10135    11000 PRN             SOLE             0     0   0
